Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended												12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 31, 2012 Shareholder	Jan. 30, 2012	Jan. 13, 2012	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2011 Common Stock	Dec. 31, 2011 Warrant	Jan. 31, 2012 Dan Ferris	Dec. 31, 2011 Dan Ferris	Jan. 31, 2012 John G. Rhoden	Dec. 31, 2011 John G. Rhoden	Dec. 06, 2010 Initial Loan	Jan. 07, 2011 Second Loan	Feb. 28, 2011 Third Loan	Mar. 08, 2011 Fourth Loan
Related Party Transaction [Line Items]
Related party transactions, unpaid advance	$ 38,910	$ 38,910	$ 38,910
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of principal shareholders							2
Common stock redeemed													600,000	600,000	7,500,000		22,500,000
Common stock redeemed total consideration															1.00		1.00
Common stock shares owned	116,791,068	121,299,920	88,341,068												7,500,000	7,500,000	22,500,000	22,500,000
Percentage of Common stock owned															8.49%	8.64%	25.47%	25.92%
Related Party Debt forgiven by Mr. Bideaux		17,574
Promissory Notes receivable from related party																			$ 290,000	$ 200,000	$ 50,000	$ 45,000
Promissory Notes receivable, interest rate	6.00%